UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23146

Natixis ETF Trust

(Exact name of registrant as specified in charter)

888 Boylston Street, Suite 800 Boston, Massachusetts 02199-8197

(Address of principal executive offices) (Zip code)

Russell L. Kane, Esq.

Natixis Distribution, L.P.

888 Boylston Street, Suite 800

Boston, Massachusetts 02199-8197

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 449-2822

Date of fiscal year end: December 31

Date of reporting period: March 31, 2018

ITEM 1. SCHEDULE OF INVESTMENTS

PORTFOLIO OF INVESTMENTS – as of March 31, 2018 (Unaudited)

Natixis Seeyond International Minimum Volatility ETF

Shares	Description	Value (†)
Common Stocks – 98.9%

	Australia – 4.8%
16,353	Amcor Ltd.	$177,974
58,842	Aurizon Holdings Ltd.	191,169
22,239	Brambles Ltd.	170,465
32,976	Medibank Private Ltd.	73,449
7,443	Newcrest Mining Ltd.	111,816
7,911	Sonic Healthcare Ltd.	139,020
4,815	Woolworths Ltd.	97,225

		961,118

	Canada – 9.1%
8,541	BCE, Inc.	367,121
2,691	CCL Industries, Inc., Class B	135,698
3,609	Emera, Inc.	114,051
513	Fairfax Financial Holdings Ltd.	259,750
2,862	Gildan Activewear, Inc.	82,567
5,337	H&R Real Estate Investment Trust	87,019
2,565	Intact Financial Corp.	192,524
1,170	Onex Corp.	84,289
4,284	Open Text Corp.	148,867
3,780	SNC-Lavalin Group, Inc.	165,789
5,751	TELUS Corp.	201,718

		1,839,393

	Denmark – 2.6%
4,374	Danske Bank AS	162,932
3,024	H Lundbeck AS	168,816
8,658	Tryg AS	201,033

		532,781

	France – 9.3%
1,422	BioMerieux	117,363
126	Dassault Aviation S.A.	240,736
234	Hermes International	138,794
2,196	Ingenico Group S.A.	178,215
1,962	Publicis Groupe S.A.	136,748
1,404	Teleperformance	217,919
5,355	Thales S.A.	652,663
3,312	Total S.A.	188,205

		1,870,643

	Germany – 3.6%
612	Hannover Rueck SE	83,606
9,441	K&S AG	272,605
3,312	OSRAM Licht AG	243,814
5,967	TUI AG	127,938

		727,963

Shares	Description	Value (†)
Common Stocks – continued

	Hong Kong – 4.4%
9,000	CLP Holdings Ltd.	$91,619
279,000	HKT Trust & HKT Ltd.	350,847
38,800	Hong Kong & China Gas Co. Ltd.	79,688
306,000	PCCW Ltd.	177,001
31,500	Techtronic Industries Co. Ltd.	183,611

		882,766

	Ireland – 0.7%
1,368	Kerry Group PLC, Series A	138,858

	Israel – 5.7%
3,159	Azrieli Group Ltd.	152,068
35,316	Bank Hapoalim BM	243,123
28,260	Bank Leumi Le-Israel BM	170,836
69,975	Bezeq The Israeli Telecommunication Corp. Ltd.	89,772
936	Elbit Systems Ltd.	112,844
11,538	Mizrahi Tefahot Bank Ltd.	221,472
1,764	Nice Ltd., Sponsored ADR	165,692

		1,155,807

	Italy – 1.2%
3,906	Luxottica Group SpA	242,986

	Japan – 27.7%
5,400	Aozora Bank Ltd.	215,217
14,400	Astellas Pharma, Inc.	218,724
2,700	Benesse Holdings, Inc.	97,953
99	Daiwa House REIT Investment Corp.	237,205
900	FANUC Corp.	228,346
6,300	FUJIFILM Holdings Corp.	251,680
2,700	Honda Motor Co. Ltd.	92,998
10,800	Japan Airlines Co. Ltd.	435,212
27	Japan Prime Realty Investment Corp.	96,302
45	Japan Real Estate Investment Corp.	233,343
54	Japan Retail Fund Investment Corp.	103,772
2,700	Kintetsu Group Holdings Co. Ltd.	105,322
10,800	Mitsubishi Motors Corp.	77,346
15,300	Mitsubishi Tanabe Pharma Corp.	299,492
6,300	Mitsui & Co. Ltd.	108,053
56,700	Mizuho Financial Group, Inc.	102,130
9,000	Nagoya Railroad Co. Ltd.	228,346
9,900	Nikon Corp.	176,646
27	Nippon Building Fund, Inc.	149,407
90	Nippon Prologis REIT, Inc.	193,958
9,000	Nissan Motor Co. Ltd.	93,507
6,300	NTT DOCOMO, Inc.	161,057
16,200	Obayashi Corp.	177,459
4,500	Ono Pharmaceutical Co. Ltd.	139,497
900	Oriental Land Co. Ltd.	92,024
9,000	Park24 Co. Ltd.	241,558
900	Shimamura Co. Ltd.	112,733

Shares	Description	Value (†)
Common Stocks – continued

Japan – continued
9,000	Sony Financial Holdings, Inc.	$163,975
1,800	Toyota Motor Corp.	115,613
52,200	Yamada Denki Co. Ltd.	313,416
27,000	Yamaguchi Financial Group, Inc.	327,273

		5,589,564

	Luxembourg – 1.2%
2,844	RTL Group S.A.	236,303

	Netherlands – 4.7%
7,200	AerCap Holdings NV(a)	365,184
8,217	Koninklijke Ahold Delhaize NV	194,770
5,184	NN Group NV	230,148
5,229	Royal Dutch Shell PLC, A Shares	163,879

		953,981

	New Zealand – 2.9%
11,385	Fisher & Paykel Healthcare Corp. Ltd., Class C	108,737
40,878	Meridian Energy Ltd.	84,443
165,645	Spark New Zealand Ltd.	400,307

		593,487

	Singapore – 5.0%
160,586	CapitaLand Mall Trust	254,811
71,100	SATS Ltd.	278,249
27,000	Singapore Airlines Ltd.	223,275
58,400	Singapore Telecommunications Ltd.	151,029
7,300	Singapore Telecommunications Ltd.	18,767
45,000	StarHub Ltd.	78,957

		1,005,088

	Switzerland – 7.1%
531	Baloise Holding AG, (Registered)	81,294
27	Chocoladefabriken Lindt & Spruengli AG	167,636
189	EMS-Chemie Holding AG, (Registered)	119,425
1,287	Nestle S.A., (Registered)	101,983
423	Partners Group Holding AG	314,712
1,107	Swiss Prime Site AG, (Registered)(a)	107,243
3,294	Swiss Re AG	335,786
189	Swisscom AG, (Registered)	93,797
342	Zurich Insurance Group AG	112,316

		1,434,192

	United Kingdom – 8.9%
7,569	Carnival PLC	486,433
12,708	Coca-Cola European Partners PLC	529,415
10,134	Compass Group PLC	206,973
15,174	RELX PLC	311,930

Shares	Description	Value (†)
Common Stocks – continued

United Kingdom – continued
28,458	RSA Insurance Group PLC	$251,573

		1,786,324

	Total Common Stocks (Identified Cost $19,152,744)	19,951,254

	Total Investments – 98.9% (Identified Cost $19,152,744)	19,951,254
	Other assets less liabilities – 1.1%	221,758

	Net Assets – 100.0%	$20,173,012

(†)	Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser or subadviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s net asset value (“NAV”) may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•	Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•	Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2018, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$19,951,254	$—	$—	$19,951,254

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the period ended March 31, 2018, there were no transfers among Levels 1, 2 and 3.

Industry Summary at March 31, 2018 (Unaudited)

Insurance	9.9%
Diversified Telecommunication Services	9.1
Banks	7.1
Aerospace & Defense	5.0
Hotels, Restaurants & Leisure	4.4
Pharmaceuticals	4.1
Airlines	3.3
REITs - Office Property	2.7
Professional Services	2.7
Beverages	2.6
Road & Rail	2.5
Trading Companies & Distributors	2.3
Textiles, Apparel & Luxury Goods	2.3
Specialty Retail	2.1
Commercial Services & Supplies	2.0
Food Products	2.0
Chemicals	2.0
Automobiles	2.0
Other Investments, less than 2% each	30.8

Total Investments	98.9
Other assets less liabilities	1.1

Net Assets	100.0%

Currency Exposure Summary at March 31, 2018 (Unaudited)

Japanese Yen	27.7%
Euro	17.5
Canadian Dollar	9.1
British Pound	7.7
Swiss Franc	7.1
United States Dollar	5.2
Singapore Dollar	5.0
Israeli Shekel	4.9
Australian Dollar	4.8
Hong Kong Dollar	4.4
New Zealand Dollar	2.9
Danish Krone	2.6

Total Investments	98.9
Other assets less liabilities	1.1

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of March 31, 2018 (Unaudited)

Natixis Loomis Sayles Short Duration Income ETF

Principal Amount	Description	Value (†)
Bonds and Notes – 99.4% of Net Assets

	ABS Car Loan – 11.4%
$60,644	Ally Auto Receivables Trust, Series 2017-3, Class A2, 1.530%, 3/16/2020	$60,415
160,000	Ally Master Owner Trust, Series 2018-1, Class A2, 2.700%, 1/17/2023	158,952
75,000	AmeriCredit Automobile Receivables Trust, Series 2015-3, Class C, 2.730%, 3/08/2021	75,053
74,000	AmeriCredit Automobile Receivables Trust, Series 2016-3, Class B, 1.800%, 10/08/2021	72,712
160,933	Avid Automobile Receivables Trust, Series 2018-1, Class A, 2.840%, 8/15/2023, 144A	160,314
100,000	Avis Budget Rental Car Funding AESOP LLC, Series 2017-2A, Class A, 2.970%, 3/20/2024, 144A	98,121
55,000	CarMax Auto Owner Trust, Series 2018-1, Class A3, 2.480%, 11/15/2022	54,593
50,941	CarNow Auto Receivables Trust, Series 2015-1A, Class C, 3.880%, 4/15/2020, 144A	51,021
200,000	CPS Auto Receivables Trust, Series 2014-D, Class C, 4.350%, 11/16/2020, 144A	202,949
93,108	Drive Auto Receivables Trust, Series 2015-BA, Class C, 2.760%, 7/15/2021, 144A	93,281
140,000	Drive Auto Receivables Trust, Series 2018-1, Class B, 2.880%, 2/15/2022	139,765
100,000	DT Auto Owner Trust, Series 2017-4A, Class B, 2.440%, 1/15/2021, 144A	99,460
65,000	DT Auto Owner Trust, Series 2018-1A, Class B, 3.040%, 1/18/2022, 144A	64,994
40,000	Exeter Automobile Receivables Trust, Series 2018-1A, Class B, 2.750%, 4/15/2022, 144A	39,708
93,000	First Investors Auto Owner Trust, Series 2017-1A, Class A2, 2.200%, 3/15/2022, 144A	92,225
105,000	Flagship Credit Auto Trust, Series 2016-3, Class B, 2.430%, 6/15/2021, 144A	104,511
65,000	Flagship Credit Auto Trust, Series 2018-1, Class B, 3.130%, 1/17/2023, 144A	64,873
156,291	GLS Auto Receivables Trust, Series 2018-1A, Class A, 2.820%, 7/15/2022, 144A	155,703
80,000	Hyundai Auto Lease Securitization Trust, Series 2018-A, Class A3, 2.810%, 4/15/2021, 144A	79,966
56,028	Hyundai Auto Receivables Trust, Series 2015-C, Class A3, 1.460%, 2/18/2020	55,811
119,000	NextGear Floorplan Master Owner Trust, Series 2016-1A, Class A2, 2.740%, 4/15/2021, 144A	119,049
67,000	Santander Drive Auto Receivables Trust, Series 2014-3, Class D, 2.650%, 8/17/2020	67,029
40,000	Santander Drive Auto Receivables Trust, Series 2018-1, Class B, 2.630%, 7/15/2022	39,797
78,662	Toyota Auto Receivables Owner Trust, Series 2016-A, Class A3, 1.250%, 3/16/2020	78,234
110,000	United Auto Credit Securitization Trust, Series 2018-1, Class B, 2.760%, 10/13/2020, 144A	109,570

Principal Amount	Description	Value (†)
Bonds and Notes – continued

	ABS Car Loan – continued
$150,000	Westlake Automobile Receivables Trust, Series 2017-1A, Class C, 2.700%, 10/17/2022, 144A	$149,585
60,000	World Omni Automobile Lease Securitization Trust, Series 2018-A, Class A3, 2.830%, 7/15/2021	59,992

		2,547,683

	ABS Credit Card – 2.5%
265,000	Citibank Credit Card Issuance Trust, Series 2018-A2, Class A2, 1-month LIBOR + 0.330%, 2.152%, 1/21/2025(a)	265,000
100,000	World Financial Network Credit Card Master Trust, Series 2016-A, Class A, 2.030%, 4/15/2025	97,092
185,000	World Financial Network Credit Card Master Trust, Series 2018-A, Class A, 3.070%, 12/16/2024	185,286

		547,378

	ABS Other – 0.5%
100,000	OneMain Financial Issuance Trust, Series 2015-3A, Class A, 3.630%, 11/20/2028, 144A	101,176

	ABS Student Loan – 1.0%
135,000	Navient Private Education Refi Loan Trust 2018-A, Series 2018-A, Class A1, 2.530%, 2/18/2042, 144A	134,646
99,808	SoFi Professional Loan Program LLC, Series 2015-D, Class A2, 2.720%, 10/27/2036, 144A	98,993

		233,639

	Aerospace & Defense – 0.3%
55,000	Textron, Inc., 7.250%, 10/01/2019	58,447

	Agency Commercial Mortgage-Backed Securities – 0.4%
90,000	FHLMC Multifamily Structured Pass Through Certificates, Series KI01, Class A, 1-month LIBOR + 0.160%, 1.830%, 9/25/2022(a)	90,000

	Automotive – 6.2%
110,000	American Honda Finance Corp., GMTN, 2.650%, 2/12/2021	109,442
150,000	American Honda Finance Corp., MTN, 2.000%, 2/14/2020	147,770
60,000	BMW U.S. Capital LLC, 1.850%, 9/15/2021, 144A	57,531
150,000	Daimler Finance North America LLC, 2.200%, 5/05/2020, 144A	147,208
200,000	Ford Motor Credit Co. LLC, 2.979%, 8/03/2022	194,063
100,000	General Motors Financial Co., Inc., 3-month LIBOR + 0.990%, 2.686%, 1/05/2023(a)	100,485
85,000	Harley-Davidson Financial Services, Inc., 3.350%, 2/15/2023, 144A	83,746
120,000	Hyundai Capital America, 2.750%, 9/18/2020, 144A	118,188
120,000	Nissan Motor Acceptance Corp., 2.150%, 7/13/2020, 144A	117,629

Principal Amount	Description	Value (†)
Bonds and Notes – continued

	Automotive – continued
$105,000	Nissan Motor Acceptance Corp., 3.150%, 3/15/2021, 144A	$105,007
110,000	PACCAR Financial Corp., MTN, 2.800%, 3/01/2021	109,609
60,000	Toyota Motor Credit Corp., GMTN, 2.200%, 1/10/2020	59,470
25,000	Toyota Motor Credit Corp., GMTN, 2.700%, 1/11/2023	24,529

		1,374,677

	Banking – 17.2%
105,000	American Express Co., 3-month LIBOR + 0.650%, 2.606%, 2/27/2023(a)	104,663
180,000	American Express Credit Corp., MTN, 1.875%, 5/03/2019	178,331
210,000	Bank of America Corp., (fixed rate to 1/20/2022, variable rate thereafter), MTN, 3.124%, 1/20/2023	207,899
105,000	Bank of America Corp., (fixed rate to 3/5/2023, variable rate thereafter), 3.550%, 3/05/2024	105,434
150,000	Bank of Nova Scotia (The), 1.650%, 6/14/2019	148,059
50,000	Bank of Nova Scotia (The), 2.500%, 1/08/2021	49,252
100,000	BB&T Corp., MTN, 2.150%, 2/01/2021	97,472
110,000	Canadian Imperial Bank of Commerce, 2.700%, 2/02/2021	108,863
75,000	Capital One Financial Corp., 3.300%, 10/30/2024	72,295
230,000	Citigroup, Inc., 2.450%, 1/10/2020	227,863
90,000	Citigroup, Inc., (fixed rate to 1/24/2022, variable rate thereafter), 3.142%, 1/24/2023	88,914
100,000	Commonwealth Bank of Australia, 3.450%, 3/16/2023, 144A	100,038
100,000	Deutsche Bank AG, 3.950%, 2/27/2023	99,716
150,000	Deutsche Bank AG, 4.100%, 1/13/2026	145,179
225,000	Goldman Sachs Group, Inc. (The), 3-month LIBOR + 1.200%, 3.325%, 9/15/2020(a)	228,552
110,000	HSBC USA, Inc., 2.000%, 8/07/2018	109,782
245,000	JPMorgan Chase & Co., 2.750%, 6/23/2020	243,632
70,000	Macquarie Bank Ltd., 2.350%, 1/15/2019, 144A	69,752
110,000	Macquarie Group Ltd., (fixed rate to 3/27/2023, variable rate thereafter), 4.150%, 3/27/2024, 144A	110,434
120,000	Mitsubishi UFJ Financial Group, Inc., 2.665%, 7/25/2022	116,261
110,000	Mitsubishi UFJ Financial Group, Inc., 3.455%, 3/02/2023	109,795

Principal Amount	Description	Value (†)
Bonds and Notes – continued

	Banking – continued
$235,000	Morgan Stanley, Series 3NC2, 3-month LIBOR + 0.800%, 2.633%, 2/14/2020(a)	$235,713
160,000	Royal Bank of Canada, GMTN, 2.125%, 3/02/2020	157,696
100,000	Santander Holdings USA, Inc., 3.700%, 3/28/2022	100,211
125,000	State Street Corp., 1.950%, 5/19/2021	121,287
110,000	SunTrust Bank, 2.250%, 1/31/2020	108,520
110,000	SunTrust Bank, (fixed rate to 1/29/2020, variable rate thereafter), 2.590%, 1/29/2021	109,268
70,000	SunTrust Banks, Inc., 2.700%, 1/27/2022	68,459
110,000	Toronto-Dominion Bank, GMTN, 2.550%, 1/25/2021	108,658
110,000	Westpac Banking Corp., 2.650%, 1/25/2021	108,758

		3,840,756

	Brokerage – 0.2%
50,000	Ameriprise Financial, Inc., 7.300%, 6/28/2019	52,763

	Building Materials – 1.1%
10,000	American Woodmark Corp., 4.875%, 3/15/2026, 144A	9,763
120,000	Martin Marietta Materials, Inc., 3-month LIBOR + 0.650%, 2.554%, 5/22/2020(a)	120,469
110,000	Vulcan Materials Co., 3-month LIBOR + 0.650%, 2.570%, 3/01/2021(a)	110,032

		240,264

	Cable Satellite – 0.3%
60,000	DISH DBS Corp., 5.875%, 7/15/2022	57,375

	Chemicals – 1.2%
70,000	Dow Chemical Co. (The), 8.550%, 5/15/2019	74,299
105,000	EI du Pont de Nemours & Co., 2.200%, 5/01/2020	103,549
80,000	PPG Industries, Inc., 3.750%, 3/15/2028	80,379

		258,227

	Collateralized Mortgage Obligations – 7.8%
150,371	Government National Mortgage Association, Series 2011-H23, Class HA, 3.000%, 12/20/2061	150,447
937,274	Government National Mortgage Association, Series 2017-H24, Class FJ, 1-month LIBOR + 0.250%, 1.825%, 10/20/2067(a)	935,034
653,234	Government National Mortgage Association, Series 2018-H02, Class FJ, 1-month LIBOR + 0.200%, 1.775%, 10/20/2064(a)	651,779

		1,737,260

Principal Amount	Description	Value (†)
Bonds and Notes – continued

	Construction Machinery – 1.7%
$155,000	Caterpillar Financial Services Corp., MTN, 2.100%, 1/10/2020	$153,241
125,000	John Deere Capital Corp., MTN, 1.950%, 6/22/2020	122,616
100,000	John Deere Capital Corp., MTN, 2.875%, 3/12/2021	99,731

		375,588

	Consumer Cyclical Services – 0.6%
130,000	eBay, Inc., 2.150%, 6/05/2020	127,570

	Consumer Products – 0.4%
100,000	Unilever Capital Corp., 3.375%, 3/22/2025	99,897

	Diversified Manufacturing – 1.7%
45,000	ABB Finance USA, Inc., 3.375%, 4/03/2023	45,118
85,000	Ingersoll-Rand Global Holding Co. Ltd., 2.900%, 2/21/2021	84,786
110,000	Nvent Finance S.a.r.l, 3.950%, 4/15/2023, 144A	110,323
135,000	United Technologies Corp., 1.900%, 5/04/2020	132,270

		372,497

	Electric – 5.8%
130,000	American Electric Power Co., Inc., 2.150%, 11/13/2020	127,179
105,000	DTE Energy Co., 1.500%, 10/01/2019	102,603
110,000	Duke Energy Carolinas LLC, 3.050%, 3/15/2023	109,804
140,000	Duke Energy Corp., 2.100%, 6/15/2018	139,858
120,000	Edison International, 2.125%, 4/15/2020	117,794
70,000	Exelon Corp., 2.450%, 4/15/2021	68,414
145,000	Georgia Power Co., Series C, 2.000%, 9/08/2020	141,754
130,000	National Rural Utilities Cooperative Finance Corp., MTN, 1.500%, 11/01/2019	127,421
70,000	National Rural Utilities Cooperative Finance Corp., MTN, 2.900%, 3/15/2021	69,807
115,000	PNM Resources, Inc., 3.250%, 3/09/2021	114,881
90,000	Public Service Enterprise Group, Inc., 1.600%, 11/15/2019	87,932
90,000	Southern California Edison Co., Series A, 2.900%, 3/01/2021	90,001

		1,297,448

Principal Amount	Description	Value (†)
Bonds and Notes – continued

	Finance Companies – 2.2%
$110,000	Air Lease Corp., 2.500%, 3/01/2021	$107,822
115,000	Ares Capital Corp., 3.625%, 1/19/2022	113,324
80,000	Avolon Holdings Funding Ltd., 5.500%, 1/15/2023, 144A	79,026
80,000	iStar, Inc., 4.625%, 9/15/2020	80,100
70,000	Navient Corp., 6.625%, 7/26/2021	72,713
40,000	Springleaf Finance Corp., 5.250%, 12/15/2019	40,800

		493,785

	Financial Other – 0.5%
110,000	ORIX Corp., 2.900%, 7/18/2022	107,563

	Food & Beverage – 1.2%
110,000	Campbell Soup Co., 3.650%, 3/15/2023	110,080
85,000	Kraft Heinz Food Co., 3-month LIBOR + 0.570%, 2.381%, 2/10/2021(a)	84,768
80,000	Pilgrim’s Pride Corp., 5.750%, 3/15/2025, 144A	77,689

		272,537

	Government Owned – No Guarantee – 0.3%
65,000	Petroleos Mexicanos, 6.375%, 2/04/2021	69,258

	Health Insurance – 0.9%
110,000	Anthem, Inc., 4.101%, 3/01/2028	109,920
95,000	UnitedHealth Group, Inc., 1.700%, 2/15/2019	94,249

		204,169

	Healthcare – 2.8%
110,000	Becton Dickinson and Co., 3-month LIBOR + 0.875%, 2.944%, 12/29/2020(a)	110,116
120,000	Catholic Health Initiatives, 2.600%, 8/01/2018	120,148
70,000	CVS Health Corp., 2.250%, 12/05/2018	69,753
165,000	CVS Health Corp., 3.700%, 3/09/2023	165,896
45,000	Hologic, Inc., 4.375%, 10/15/2025, 144A	43,425
20,000	McKesson Corp., 3.950%, 2/16/2028	19,752
100,000	Zimmer Biomet Holdings, Inc., 3-month LIBOR + 0.750%, 2.928%, 3/19/2021(a)	100,121

		629,211

Principal Amount	Description	Value (†)
Bonds and Notes – continued

	Home Construction – 0.1%
$25,000	William Lyon Homes, Inc., 6.000%, 9/01/2023, 144A	$24,906

	Independent Energy – 1.0%
50,000	Apache Corp., 6.900%, 9/15/2018	50,948
80,000	Diamondback Energy, Inc., 5.375%, 5/31/2025, 144A	81,040
105,000	EQT Corp., 3.000%, 10/01/2022	102,026

		234,014

	Integrated Energy – 0.7%
150,000	BP Capital Markets PLC, 3-month LIBOR + 0.540%, 2.351%, 5/10/2019(a)	150,470

	Life Insurance – 1.6%
80,000	American International Group, Inc., 3.300%, 3/01/2021	80,083
50,000	American International Group, Inc., 4.200%, 4/01/2028	50,672
115,000	New York Life Global Funding, 3-month LIBOR + 0.100%, 1.867%, 1/21/2020, 144A(a)	114,884
120,000	New York Life Global Funding, 2.000%, 4/09/2020, 144A	117,837

		363,476

	Lodging – 0.4%
80,000	Wyndham Hotels & Resorts, Inc., 5.375%, 4/15/2026, 144A	80,000

	Media Entertainment – 1.2%
45,000	21st Century Fox America, Inc., 6.900%, 3/01/2019	46,642
100,000	CBS Corp., 2.900%, 6/01/2023, 144A	96,459
130,000	Discovery Communications LLC, 2.950%, 3/20/2023	125,272

		268,373

	Metals & Mining – 0.5%
70,000	FMG Resources August 2006 Pty Ltd., 5.125%, 3/15/2023, 144A	69,520
50,000	United States Steel Corp., 6.250%, 3/15/2026	49,875

		119,395

	Midstream – 2.1%
80,000	Dominion Energy Gas Holdings LLC, 2.800%, 11/15/2020	79,228
130,000	Energy Transfer Partners LP, 9.700%, 3/15/2019	137,883
75,000	Enterprise Products Operating LLC, 2.800%, 2/15/2021	74,182

Principal Amount	Description	Value (†)
Bonds and Notes – continued

	Midstream – continued
$75,000	Kinder Morgan, Inc., 4.300%, 3/01/2028	$74,673
110,000	MPLX LP, 3.375%, 3/15/2023	108,691

		474,657

	Natural Gas – 0.9%
110,000	CenterPoint Energy Resources Corp., 3.550%, 4/01/2023	110,338
85,000	Sempra Energy, 1.625%, 10/07/2019	83,354

		193,692

	Packaging – 0.4%
60,000	Ball Corp., 4.875%, 3/15/2026	60,156
40,000	Crown Americas LLC/Crown Americas Capital Corp., 4.750%, 2/01/2026, 144A	38,700

		98,856

	Paper – 0.3%
75,000	WestRock Co., 3.750%, 3/15/2025, 144A	74,826

	Pharmaceuticals – 0.8%
45,000	Celgene Corp., 2.875%, 2/19/2021	44,681
140,000	Shire Acquisitions Investments Ireland DAC, 1.900%, 9/23/2019	137,690

		182,371

	Property & Casualty Insurance – 0.8%
80,000	Allstate Corp. (The), 3-month LIBOR + 0.630%, 2.932%, 3/29/2023(a)	80,153
35,000	Assurant, Inc., 4.200%, 9/27/2023	35,190
50,000	Chubb INA Holdings, Inc., 5.900%, 6/15/2019	51,838

		167,181

	Railroads – 0.2%
50,000	Union Pacific Corp., 2.250%, 2/15/2019	49,827

	Refining – 0.4%
85,000	Phillips 66, 3-month LIBOR + 0.600%, 2.606%, 2/26/2021(a)	85,105

	REITs - Diversified – 0.5%
125,000	Digital Realty Trust LP, 2.750%, 2/01/2023	120,013

Principal Amount	Description	Value (†)
Bonds and Notes – continued

	REITs - Health Care – 0.2%
$45,000	Ventas Realty LP, 4.000%, 3/01/2028	$44,304

	REITs - Mortgage – 0.4%
35,000	Starwood Property Trust, Inc., 3.625%, 2/01/2021, 144A	34,388
45,000	Starwood Property Trust, Inc., 4.750%, 3/15/2025, 144A	43,875

		78,263

	REITs - Regional Malls – 0.5%
125,000	Simon Property Group LP, 2.625%, 6/15/2022	121,817

	Restaurants – 0.4%
40,000	McDonald’s Corp., MTN, 3.350%, 4/01/2023	40,222
55,000	Starbucks Corp., 3.100%, 3/01/2023	55,029

		95,251

	Retailers – 0.5%
110,000	Alimentation Couche-Tard, Inc., 2.700%, 7/26/2022, 144A	106,646

	Technology – 5.2%
90,000	Analog Devices, Inc., 2.850%, 3/12/2020	89,853
140,000	Dell International LLC/EMC Corp., 3.480%, 6/01/2019, 144A	140,633
120,000	DXC Technology Co., 2.875%, 3/27/2020	119,332
125,000	Fidelity National Information Services, Inc., 2.250%, 8/15/2021	120,800
105,000	Genpact Luxembourg S.a.r.l., 3.700%, 4/01/2022, 144A	103,041
130,000	Hewlett Packard Enterprise Co., 2.100%, 10/04/2019, 144A	128,287
110,000	IBM Credit LLC, 2.650%, 2/05/2021	109,423
70,000	Pitney Bowes, Inc., 4.700%, 4/01/2023	65,625
140,000	QUALCOMM, Inc., 2.100%, 5/20/2020	138,403
70,000	Seagate HDD Cayman, 4.875%, 3/01/2024, 144A	69,963
70,000	Xerox Corp., 3.625%, 3/15/2023	68,354

		1,153,714

	Tobacco – 1.1%
140,000	BAT Capital Corp., 2.764%, 8/15/2022, 144A	135,414

Principal Amount	Description	Value (†)
Bonds and Notes – continued

	Tobacco – continued
$110,000	Philip Morris International, Inc., 1.875%, 1/15/2019	$109,357

		244,771

	Transportation Services – 0.2%
40,000	Ryder System, Inc., MTN, 3.400%, 3/01/2023	39,879

	Treasuries – 10.0%
2,245,000	U.S. Treasury Note, 1.750%, 11/30/2019	2,226,496

	Wireless – 0.2%
25,000	Sprint Corp., 7.625%, 3/01/2026	24,393
25,000	T-Mobile USA, Inc., 4.500%, 2/01/2026	24,000

		48,393

	Wirelines – 0.6%
135,000	Orange S.A., 1.625%, 11/03/2019	132,205

	Total Bonds and Notes (Identified Cost $22,320,976)	22,168,069

	Total Investments – 99.4% (Identified Cost $22,320,976)	22,168,069
	Other assets less liabilities – 0.6%	133,417

	Net Assets – 100.0%	$22,301,486

(†)	Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Senior loans are valued at bid prices supplied by an independent pricing service, if available.

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Broker-dealer bid prices may be used to value debt and unlisted equity securities and senior loans where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Futures contracts are valued at the most recent settlement price on the exchange on which the adviser believes that, over time, they are traded most extensively.Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

Illiquid securities for which market quotations are readily available and have been evaluated by the adviser are considered and classified as fair valued securities.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Variable rate security. Rate as of March 31, 2018 is disclosed.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2018, the value of Rule 144A holdings amounted to $4,710,323 or 21.1% of net assets.

ABS	Asset-Backed Securities

FHLMC	Federal Home Loan Mortgage Corp.

GMTN	Global Medium Term Note

LIBOR	London Interbank Offered Rate

MTN	Medium Term Note

REITs	Real Estate Investment Trusts

Futures Contracts

The Fund may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular instrument or index for a specified price on a specified future date.

When the Fund enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as “initial margin.” As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as “variation margin,” are made or received by the Fund, depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When the Fund enters into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit the Fund’s ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities or interest rates.

Futures contracts are exchange-traded. Exchange-traded futures contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Fund are reduced; however, in the event that a counterparty enters into bankruptcy, the Fund’s claim against initial/variation margin on deposit with the counterparty may be subject to terms of a final settlement in bankruptcy court.

At March 31, 2018, open long futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
2 Year U.S. Treasury Note	6/29/2018	23	$4,890,712	$4,890,015	$(697)

At March 31, 2018, open short futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
5 Year U.S. Treasury Note	6/29/2018	23	$2,625,464	$2,632,601	$(7,137)
10 Year U.S. Treasury Note	6/20/2018	5	600,920	605,703	(4,783)

Total					$(11,920)

Fair Value Measurements. In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical assets or liabilities;

•	Level 2 – prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•	Level 3 – prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2018, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Bonds and Notes*	$—	$22,168,069	$—	$22,168,069

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Futures Contracts (unrealized depreciation)	$(12,617)	$—	$—	$(12,617)

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the period ended March 31, 2018, there were no transfers among Levels 1, 2 and 3.

Derivatives

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of an underlying asset, reference rate or index. Derivative instruments that the Fund used during the period include futures contracts.

The Fund is subject to the risk that changes in interest rates will affect the value of the Fund’s investments in fixed-income securities. The Fund will be subject to increased interest rate risk to the extent that it invests in fixed-income securities with longer maturities or durations, as compared to investing in fixed-income securities with shorter maturities or durations. The Fund may use futures contracts to hedge against changes in interest rates and to manage duration without having to buy or sell portfolio securities. During the period ended March 31, 2018, the Fund used futures contracts to manage duration and to hedge against changes in interest rates.

The following is a summary of derivative instruments for the Fund, as of March 31, 2018:

Liability	Unrealized depreciation on futures contracts
Exchange-traded liability derivatives Interest rate contracts	$(12,617)

The Fund’s derivatives do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of this disclosure.

Counterparty risk is managed based on policies and procedures established by the Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. The Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the Fund’s aggregated unrealized gains and the amount of any collateral pledged to the counterparty, which may be offset by any collateral posted to the Fund by the counterparty. ISDA master agreements can help to manage counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under these ISDA agreements, collateral is routinely transferred if the total net exposure in respect of certain transactions, net of existing collateral already in place, exceeds a specified amount (typically $250,000, depending on the counterparty). With exchange-traded derivatives, there is minimal counterparty credit risk to the Fund because the exchange’s clearinghouse, as counterparty to these instruments, stands between the buyer and the seller of the contract. Credit risk still exists in exchange-traded derivatives with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all of the broker’s customers, potentially resulting in losses to the Fund. The following table shows (i) the maximum amount of loss due to credit risk that, based on the gross fair value of the financial instrument, the Fund would incur if parties (including OTC derivative counterparties and brokers holding margin for exchange-traded derivatives) to the relevant financial instruments failed completely to perform according to the terms of the contracts and the collateral or other security, if any, for the amount due proved to be of no value to the Fund, and (ii) the amount of loss that the Fund would incur after taking into account master netting provisions pursuant to ISDA agreements, as of March 31, 2018:

Maximum Amount of Loss - Gross	Maximum Amount of Loss - Net
$ 24,929	$ 24,929

Industry Summary at March 31, 2018 (Unaudited)

Banking	17.2%
ABS Car Loan	11.4
Treasuries	10.0
Collateralized Mortgage Obligations	7.8
Automotive	6.2
Electric	5.8
Technology	5.2
Healthcare	2.8
ABS Credit Card	2.5
Finance Companies	2.2
Midstream	2.1
Other Investments, less than 2% each	26.2

Total Investments	99.4
Other assets less liabilities (including futures contracts)	0.6

Net Assets	100.0%

ITEM 2. CONTROLS AND PROCEDURES.

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS

(a)(1)	Certification for the Principal Executive Officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith.

(a)(2)	Certification for the Principal Financial Officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Natixis ETF Trust

By:	/s/ David L. Giunta
Name:	David L. Giunta
Title:	President and Chief Executive Officer
Date:	May 21, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ David L. Giunta
Name:	David L. Giunta
Title:	President and Chief Executive Officer
Date:	May 21, 2018

By:	/s/ Michael C. Kardok
Name:	Michael C. Kardok
Title:	Treasurer
Date:	May 21, 2018